Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Accounts receivable past due terms	1 year
Value added tax payable, Percentage	16.00%
Tax benefit, description	Greater than 50%.
Voting power, description	More than 50%.
Voting ownership interest, description	More than 50%.
Impairment loss	$ 3,281,779
Continuing operations [Member]
Summary of Significant Accounting Policies (Textual)
Warranty expense	(10,261)	$ (130,885)	$ (141,449)
Government subsidies	0	17,394	0
Research and development costs	301,713	344,575	1,192,930
Advertising expenses	$ 56,259	$ 76,592	56,338
Discontinued operations [Member]
Summary of Significant Accounting Policies (Textual)
Warranty expense
Government subsidies
Research and development costs
Advertising expenses
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	60 days
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable terms	180 days